UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Inflation-Protected Bond Index Fund

March 31, 2017

ZXF-QTLY-0517
1.9881640.100

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$12,675	$11,808
0.75% 2/15/42	17,195	16,564
0.75% 2/15/45	21,656	20,653
0.875% 2/15/47	6,036	5,951
1% 2/15/46	16,398	16,667
1.375% 2/15/44	19,797	21,865
1.75% 1/15/28	15,069	17,057
2% 1/15/26	18,353	20,840
2.125% 2/15/40	7,865	9,937
2.125% 2/15/41	9,980	12,674
2.375% 1/15/25	24,478	28,246
2.375% 1/15/27	14,450	17,095
2.5% 1/15/29	14,704	17,998
3.375% 4/15/32	5,472	7,695
3.625% 4/15/28	12,011	15,983
3.875% 4/15/29	14,772	20,453
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	48,324	48,737
0.125% 4/15/19	47,673	48,375
0.125% 4/15/20	47,701	48,419
0.125% 4/15/21	42,009	42,460
0.125% 1/15/22	38,625	38,935
0.125% 7/15/22	39,072	39,393
0.125% 1/15/23	38,926	38,927
0.125% 7/15/24	38,863	38,527
0.125% 7/15/26	32,419	31,649
0.25% 1/15/25	38,960	38,649
0.375% 7/15/23	38,609	39,248
0.375% 7/15/25	38,913	39,028
0.375% 1/15/27	22,117	22,034
0.625% 7/15/21	34,478	35,776
0.625% 1/15/24	38,508	39,444
0.625% 1/15/26	34,748	35,401
1.125% 1/15/21	32,193	33,903
1.25% 7/15/20	27,838	29,463
1.375% 7/15/18	14,640	15,144
1.375% 1/15/20	17,968	18,930
1.875% 7/15/19	14,785	15,709
2.125% 1/15/19	13,573	14,280
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,002,441)		1,013,917
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.84% (a)
(Cost $856)	856	856
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,003,297)		1,014,773
NET OTHER ASSETS (LIABILITIES) - 0.1%		970
NET ASSETS - 100%		$1,015,743

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,013,917	$--	$1,013,917	$--
Money Market Funds	856	856	--	--
Total Investments in Securities:	$1,014,773	$856	$1,013,917	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,003,287. Net unrealized appreciation aggregated $11,486, of which $11,544 related to appreciated investment securities and $58 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Fund

March 31, 2017

PIB-QTLY-0517
1.939226.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$17,407,727	$16,217,570
0.75% 2/15/42	23,584,292	22,718,953
0.75% 2/15/45	29,458,402	28,094,191
0.875% 2/15/47	8,691,754	8,568,824
1% 2/15/46	21,504,032	21,856,151
1.375% 2/15/44	26,357,420	29,109,809
1.75% 1/15/28	19,915,528	22,543,424
2% 1/15/26	24,814,006	28,176,738
2.125% 2/15/40	10,539,835	13,317,385
2.125% 2/15/41	13,405,492	17,023,694
2.375% 1/15/25	34,066,252	39,311,126
2.375% 1/15/27	19,965,139	23,620,093
2.5% 1/15/29	19,284,573	23,604,813
3.375% 4/15/32	7,780,442	10,940,948
3.625% 4/15/28	16,829,417	22,393,673
3.875% 4/15/29	20,478,146	28,354,633
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	64,554,454	65,106,174
0.125% 4/15/19	63,944,448	64,887,190
0.125% 4/15/20	63,994,530	64,957,710
0.125% 4/15/21	55,643,495	56,241,136
0.125% 1/15/22	51,361,753	51,773,164
0.125% 7/15/22	52,974,794	53,409,983
0.125% 1/15/23	53,220,559	53,222,228
0.125% 7/15/24	51,754,240	51,307,383
0.125% 7/15/26	43,964,054	42,919,594
0.25% 1/15/25	52,090,893	51,675,266
0.375% 7/15/23	52,995,727	53,872,958
0.375% 7/15/25	52,026,360	52,179,935
0.375% 1/15/27	29,778,997	29,668,388
0.625% 7/15/21	46,532,911	48,284,007
0.625% 1/15/24	52,667,154	53,947,859
0.625% 1/15/26	46,868,920	47,749,613
1.125% 1/15/21	43,837,134	46,164,875
1.25% 7/15/20	38,324,443	40,561,895
1.375% 7/15/18	19,453,896	20,124,025
1.375% 1/15/20	24,939,140	26,274,530
1.875% 7/15/19	20,563,883	21,848,915
2.125% 1/15/19	18,098,091	19,040,778
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,362,548,313)		1,371,069,631
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.84% (a)
(Cost $1,574,186)	1,573,872	1,574,186
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,364,122,499)		1,372,643,817
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,944,354
NET ASSETS - 100%		$1,374,588,171

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,574
Total	$2,574

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,371,069,631	$--	$1,371,069,631	$--
Money Market Funds	1,574,186	1,574,186	--	--
Total Investments in Securities:	$1,372,643,817	$1,574,186	$1,371,069,631	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,365,837,020. Net unrealized appreciation aggregated $6,806,797, of which $13,038,688 related to appreciated investment securities and $6,231,891 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Inflation-Protected Bond Index Fund

March 31, 2017

SIB-S-QTLY-0517
1.899335.107

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$50,655,761	$57,520,503
2.375% 1/15/25	69,540,606	80,247,146
2.375% 1/15/27	40,755,134	48,216,046
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	131,779,330	132,905,592
0.125% 4/15/19	130,532,651	132,457,111
0.125% 4/15/20	130,635,407	132,601,598
0.125% 4/15/21	113,589,289	114,809,299
0.125% 1/15/22	104,846,815	105,686,645
0.125% 7/15/22	108,141,824	109,030,210
0.125% 1/15/23	108,643,080	108,646,487
0.125% 7/15/24	105,647,988	104,735,801
0.125% 7/15/26	89,339,342	87,216,896
0.25% 1/15/25	105,912,442	105,067,380
0.375% 7/15/23	107,763,299	109,547,091
0.375% 7/15/25	105,783,314	106,095,573
0.375% 1/15/27	60,790,491	60,564,695
0.625% 7/15/21	94,990,147	98,564,755
0.625% 1/15/24	107,511,557	110,125,911
0.625% 1/15/26	95,274,928	97,065,197
1.125% 1/15/21	89,485,967	94,237,649
1.25% 7/15/20	78,233,397	82,800,808
1.375% 7/15/18	39,711,848	41,079,805
1.375% 1/15/20	50,909,175	53,635,155
1.875% 7/15/19	41,977,344	44,600,499
2.125% 1/15/19	36,944,944	38,869,318
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $2,235,216,944)		2,256,327,170
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.84% (a)
(Cost $503,876)	503,776	503,877
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $2,235,720,820)		2,256,831,047
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,202,860
NET ASSETS - 100%		$2,259,033,907

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,318
Total	$2,318

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,256,327,170	$--	$2,256,327,170	$--
Money Market Funds	503,877	503,877	--	--
Total Investments in Securities:	$2,256,831,047	$503,877	$2,256,327,170	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $2,235,278,676. Net unrealized appreciation aggregated $21,552,371, of which $31,559,606 related to appreciated investment securities and $10,007,235 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017